SEGMENT INFORMATION (Schedule of Segment Information) (Details) - ILS (₪) ₪ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure of operating segments [line items]
Total revenues		₪ 3,189	₪ 3,234		₪ 3,259	[1]
Cost of revenues		2,664	2,707		2,700	[1]
Gross profit		525	527		559	[1]
Other income, net		30	28		28	[1]
Operating profit		96	87		116	[1]
Adjusted EBITDA
Depreciation and amortization		714	751		592
Reconciliation of segments subtotal Adjusted EBITDA to profit for the year
Segments subtotal Adjusted EBITDA	[2]	822	853		722
Depreciation and amortization		(714)	(751)		(592)
Finance costs, net		(69)	(68)		(53)	[1]
Income tax expenses		(10)		[3]	(7)	[1]
Other	[4]	(12)	(15)		(14)
Profit for the year		17	19		56	[1]
Cellular Segment [Member]
Disclosure of operating segments [line items]
Segment revenue - Services		1,647	1,783		1,827	[5]
Inter-segment revenue - Services		16	15		16	[5]
Segment revenue - Equipment		545	571		643	[5]
Total revenues		2,208	2,369		2,486	[5]
Segment cost of revenues - Services		1,272	1,367		1,435	[5]
Inter-segment cost of revenues- Services		131	147		154	[5]
Segment cost of revenues - Equipment		451	464		509	[5]
Cost of revenues		1,854	1,978		2,098	[5]
Gross profit		354	391		388	[5]
Operating expenses	[6]	300	334		343	[5]
Other income, net		19	20		23	[5]
Operating profit		73	77		68	[5]
Adjusted EBITDA
Depreciation and amortization		450	542		442	[5]
Other	[4]	10	16		14	[5]
Segment Adjusted EBITDA	[2]	533	635		524	[5]
Reconciliation of segments subtotal Adjusted EBITDA to profit for the year
Depreciation and amortization		(450)	(542)		(442)	[5]
Fixed-Line Segment [Member]
Disclosure of operating segments [line items]
Segment revenue - Services		861	777		697	[5]
Inter-segment revenue - Services		132	148		155	[5]
Segment revenue - Equipment		136	103		92	[5]
Total revenues		1,129	1,028		944	[5]
Segment cost of revenues - Services		856	810		696	[5]
Inter-segment cost of revenues- Services		17	16		17	[5]
Segment cost of revenues - Equipment		85	66		60	[5]
Cost of revenues		958	892		773	[5]
Gross profit		171	136		171	[5]
Operating expenses	[6]	159	134		128	[5]
Other income, net		11	8		5	[5]
Operating profit		23	10		48	[5]
Adjusted EBITDA
Depreciation and amortization		264	209		150	[5]
Other	[4]	2	(1)			[5]
Segment Adjusted EBITDA	[2]	289	218		198	[5]
Reconciliation of segments subtotal Adjusted EBITDA to profit for the year
Depreciation and amortization		(264)	(209)		(150)	[5]
Elimination [Member]
Disclosure of operating segments [line items]
Inter-segment revenue - Services		(148)	(163)		(171)	[5]
Total revenues		(148)	(163)		(171)	[5]
Inter-segment cost of revenues- Services		(148)	(163)		(171)	[5]
Cost of revenues		(148)	(163)		(171)	[5]
Consolidated [Member]
Disclosure of operating segments [line items]
Segment revenue - Services		2,508	2,560		2,524	[5]
Segment revenue - Equipment		681	674		735	[5]
Total revenues		3,189	3,234		3,259	[5]
Segment cost of revenues - Services		2,128	2,177		2,131	[5]
Segment cost of revenues - Equipment		536	530		569	[5]
Cost of revenues		2,664	2,707		2,700	[5]
Gross profit		525	527		559	[5]
Operating expenses	[6]	459	468		471	[5]
Other income, net		30	28		28	[5]
Operating profit		₪ 96	₪ 87		₪ 116	[5]

[1]	See note 2(o) regarding the adoption of IFRS 16 - Leases, from the beginning of 2019.
[2]	Adjusted EBITDA as reviewed by the CODM represents Earnings before Interest (finance costs, net), Taxes, Depreciation and Amortization (including amortization of intangible assets, deferred expenses-right of use and impairment charges) and Other expenses (mainly amortization of share based compensation). Adjusted EBITDA is not a financial measure under IFRS and may not be comparable to other similarly titled measures for other companies. Adjusted EBITDA may not be indicative of the Group's historic operating results nor is it meant to be predictive of potential future results. The usage of the term "Adjusted EBITDA" is to highlight the fact that the Amortization includes amortization of deferred expenses - right of use and amortization of employee share based compensation and impairment charges.
[3]	Representing an amount of less than NIS 1 million.
[4]	Mainly amortization of employee share based compensation.
[5]	See Note 2(o) regarding the adoption of IFRS16, Leases. The Company adopted IFRS 16, Leases from the beginning of 2019.
[6]	Operating expenses include selling and marketing expenses, general and administrative expenses and credit losses.